Operating leases (Details 1)	Mar. 31, 2019 USD ($)
2019	$ 387,622	[1]
2020	339,772
2021	296,499
2022	303,198
2023	309,341
2024 – 2026	689,727
Office Space [Member]
2019	387,622	[1]
2020	339,772
2021	296,499
2022	303,198
2023	309,341
2024 – 2026	$ 689,727

[1]	Nine-month period ending December 31, 2019.